Related Party Transactions (Details) - Schedule of Nature of Relationships With Related Parties	6 Months Ended
Mar. 31, 2024
Mr. Gang Lai [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer and chairman of the Company’s Board of Directors
Mr. Yajun Hu [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	General Manager of Jiangxi Universe
Guangzhou Ningjing Investment Co., Ltd (Guangzhou Ningjing) [Member]
Schedule of Nature of Relationships With Related Parties [Line Items]
Nature of relationships with related parties	Under common control of Mr. Gang Lai